SOLAR PHOTOVOLAIC JOINT VENTURE PROJECT (Details Narrative) € in Thousands, $ in Thousands					1 Months Ended		3 Months Ended		6 Months Ended		9 Months Ended			12 Months Ended
	May 06, 2025 USD ($)	Jul. 31, 2024 USD ($)	Jul. 08, 2024 USD ($)	Jul. 08, 2024 EUR (€)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Jun. 30, 2025 EUR (€)	May 31, 2025 USD ($)	May 31, 2025 EUR (€)	May 12, 2025	May 06, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Jul. 31, 2024 EUR (€)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate					16.80%		16.80%		16.80%								16.80%			18.00%
Loan description		Pursuant to the Loan and Partnership Agreement, the Lenders are entitled to participation rights of 50% (of which the Company will be entitled to receive 50% thereof) of the Partnership’s profits (the “Profits”), whether directly or by way of 50% membership or ownership in the Partnership, or through legal rights for the distribution of 50% of the Partnership’s Profits where Solterra acts as a trustee on behalf of the Lenders (the “Profit Rights Alternatives”).												The Company considered the Loan to the Partnership under ASC 810-10, Variable Interest Entities (VIE) and evaluated whether it is the primary beneficiary. Primary beneficiary requiring both (i) power to direct significant activities and (ii) exposure to significant financial benefits or losses. The Company has provided 75% of Loan and is entitled to receive only 25% of the Profits and does not have the power to direct the most significant activities of the Partnership and, therefore, it is not considered the primary beneficiary. As of December 31, 2024, the Company did not consolidated the Partnership.	The Company considered the Loan to the Partnership under ASC 810-10, Variable Interest Entities (VIE) and evaluated whether it is the primary beneficiary. Primary beneficiary requiring both (i) power to direct significant activities and (ii) exposure to significant financial benefits or losses. The Company has provided 75% of Loan and is entitled to receive only 25% of the Profits and does not have the power to direct the most significant activities of the Partnership and, therefore, it is not considered the primary beneficiary. As of December 31, 2024, the Company did not consolidated the Partnership.
Unrealized Gain (Loss) on Investments													$ 714	$ 1,299
Loans payable					$ 1,216		$ 1,216		$ 1,216					365			€ 1,129					€ 353
Amount invested					$ 436	€ 424				$ 162				250		$ 1,542
Gain loss on investments							$ (520)	$ 30	$ (349)	$ 114				$ (1,300)		$ (714)
Loan and Partnership Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt face amount		$ 2,288																$ 20	€ 19				€ 2,080
Debt carrying amount		$ 1,716																					€ 1,560
Interest rate		7.00%			9.15%		9.15%		9.15%					9.18%			9.15%	7.00%	7.00%			9.18%	7.00%
Loan description		The Company’s loan is secured by a lien on Solterra’s interests in the Partnership, and all loans from Solterra are subordinated. The lenders are entitled to 50% of the Partnership’s profits, with the Company entitled to 25% through one of several profit rights alternatives.
Repayments of Debt														$ 764	€ 705
Interest income											$ 365	€ 353
Bridge loan																		$ 27	€ 25
Loan Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt face amount	$ 177				$ 1,457		$ 1,457		$ 1,457					1,173			€ 1,236				€ 150	€ 1,133
Interest rate	7.00%																				7.00%
Repayments of Debt			$ 406	€ 375
Unrealized Gain (Loss) on Investments														$ 44
Loans payable	$ 571																				€ 500
Gain loss on investments							$ 139		$ 218
Description for net profit form sales	the Company will be entitled to repayment of the principal plus a pro-rata share (15%) of 50% of the net profit from the sale, as defined in the agreement.